Risk management - Liquidity and Funding Risks, On and Off Balance Sheet Encumbrances (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) component	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Encumbered assets and collateral received and matching liabilities
Assets	€ 1,444,305.0	€ 1,339,125.0	€ 1,340,260.0
Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	28.00%
Total assets encumbered	€ 1,558.0
With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Matching liabilities, contingent liabilities or securities lent	330.7
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 436.3
Number of categories of encumbered assets | component	2
Structural funding transactions, percentage	13.00%
With property collateral | More than 12 months | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	45.00%
With property collateral | Within one year | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Percent of total assets encumbered	55.00%
On-balance-sheet assets | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	€ 349.6
Percent of total assets encumbered	64.00%
On-balance-sheet assets | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	€ 1,094.7
On-balance-sheet assets | Loans and credits | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	224.9
On-balance-sheet assets | Loans and credits | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	803.9
On-balance-sheet assets | Equity instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	16.3
On-balance-sheet assets | Equity instruments | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	10.8
On-balance-sheet assets | Debt instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	89.8
On-balance-sheet assets | Debt instruments | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	109.6
On-balance-sheet assets | Other assets Member | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	18.6
On-balance-sheet assets | Other assets Member | Without collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Assets	170.5
Off-balance-sheet assets | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	86.7
Fair value of collateral received or own debt securities issued available for encumbrance	27.2
Off-balance-sheet assets | Equity instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	3.2
Fair value of collateral received or own debt securities issued available for encumbrance	5.5
Off-balance-sheet assets | Debt instruments | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	81.6
Fair value of collateral received or own debt securities issued available for encumbrance	21.7
Off-balance-sheet assets | Other collateral received | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of encumbered collateral received or own debt securities issued	1.9
Off-balance-sheet assets | Own debt securities issued other than own covered bonds or ABSs | With property collateral | Liquidity risk
Encumbered assets and collateral received and matching liabilities
Fair value of collateral received or own debt securities issued available for encumbrance	€ 3.6